TRADE ACCOUNTS PAYABLE (domestic market, debtor risk, and imports) (Tables)	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS PAYABLE (domestic market, debtor risk, and imports)
Schedule of trade accounts payable

	2022	2021
Trade accounts payable - domestic market	4,241,819	5,277,867
Trade accounts payable - debtor risk	653,085	807,915
Trade accounts payable - imports	1,724,019	1,931,358
	6,618,923	8,017,140